Shareholder Report	12 Months Ended	45 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000016814
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class A
Trading Symbol	KCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.27%	0.38%	1.86%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	4.32%	-0.18%	1.58%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 340,805,084	$ 340,805,084
Holdings Count | Holding	182	182
Advisory Fees Paid, Amount	$ 1,319,174
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016816
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class C
Trading Symbol	KCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.50%	-0.36%	1.11%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.50%	-0.36%	1.11%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 340,805,084	$ 340,805,084
Holdings Count | Holding	182	182
Advisory Fees Paid, Amount	$ 1,319,174
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016817
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class S
Trading Symbol	SDCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.55%	0.65%	2.12%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 340,805,084	$ 340,805,084
Holdings Count | Holding	182	182
Advisory Fees Paid, Amount	$ 1,319,174
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000223770
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Institutional Class
Trading Symbol	DCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	7.55%	0.13%
Bloomberg Municipal Bond Index	6.09%	0.19%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.06%

Performance Inception Date		Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 340,805,084	$ 340,805,084
Holdings Count | Holding	182	182
Advisory Fees Paid, Amount	$ 1,319,174
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]